Direxion Daily AAL Bull 2X ETF Investment Strategy - Direxion Daily AAL Bull 2X ETF	Oct. 31, 2024
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of AAL and financial instruments, such as swap agreements and options, that, in combination, provide 2X daily leveraged exposure to AAL, consistent with the Fund’s investment objective. The financial instrument in which the Fund most commonly invests is swap agreements which are intended to produce economically leveraged investment results.American Airlines Group Inc. is a major airline in the United States headquartered in Fort Worth, Texas. AAL is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by American Airlines Group Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-8400 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding American Airlines Group Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of May 30, 2025, AAL is assigned to the industrials sector and airline industry. The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in AAL that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain AAL exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industrials sector and the airline industry (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the industrials sector and the airline industry).The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of AAL. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to AAL is consistent with the Fund’s investment objective. The impact of AAL’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of AAL has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of AAL has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. On a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received). Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Fund’s underlying security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money. The Adviser will attempt to position the Fund’s portfolio to ensure that the Fund does not gain or lose more than 90% of its net asset value on a given trading day. As a consequence, the Fund’s portfolio should not be responsive to underlying security movements beyond 50% on a given trading day, whether that movement is favorable or adverse to the Fund. Taking a temporary defensive position may result in the Fund not achieving its investment objective. The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. The Fund has derived all disclosures contained in this document regarding American Airlines Group Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding American Airlines Group Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of AAL have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning American Airlines Group Inc. could affect the value of the Fund’s investments with respect to AAL and therefore the value of the Fund.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance increases over a period longer than a single day.
Strategy Portfolio Concentration [Text]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in AAL that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain AAL exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industrials sector and the airline industry (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the industrials sector and the airline industry).